UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CMG Ultra Short Term Bond Fund
A series of Columbia Funds Series Trust I

Semiannual Report for the Period Ended January 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Important Information About This Report	21

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information – CMG Ultra Short Term Bond Fund

Average annual total return as of 01/31/11 (%)

	Inception	6-month (cumulative)	1-year	5-year	Life
CMG Ultra Short Term Bond Fund	03/08/04	0.70	1.25	2.61	2.39
Citigroup One-Year U.S. Treasury Bill Index		0.29	0.59	3.23	2.75

Index performance is from March 8, 2004.

The fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the fund and a portfolio of Columbia Funds Institutional Trust.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions.

The table does not reflect the deduction in taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Citigroup One-Year U.S. Treasury Bill Index consists of a single 1-year U.S. Treasury Bill whose return is tracked until its maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

The fund's top ten holdings (as a percentage of net assets), excluding short-term obligations, as of January 31, 2011 were:

Top 10 Holdings

as of 01/31/2011 (%)

JPMorgan Chase & Co., 1.053% 09/30/13	1.6
U.S. Treasury Note, 0.375% 10/31/12	1.6
Berkshire Hathaway Finance Corp., 0.633% 01/10/14	1.5
Navistar Financial Corp. Owner Trust, 1.470% 10/18/12	1.5
Morgan Stanley Capital I, 5.150% 06/13/41	1.3
Santander Drive Auto Receivables Trust, 1.360% 03/15/13	1.3
Wachovia Bank Commercial Mortgage Trust, 4.867% 02/15/35	1.2
Canadian Imperial Bank of Commerce, 1.450% 09/13/13	1.1
Leaf II Receivables Funding LLC, 1.700% 08/20/18	1.1
CNH Equipment Trust, 5.170% 10/15/14	1.1

Top 10 Holdings are calculated as a percentage of net assets and are subject to change. Because the fund is actively managed, there is no guarantee the fund will continue to maintain the holdings breakdown listed. The fund's holdings and their weights within the portfolio may change as market conditions change.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Understanding Your Expenses – CMG Ultra Short Term Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

08/01/10 – 01/31/11

Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,007.00	1,023.95	1.26	1.28	0.25

Expenses paid during the period are equal to the annualized expense ratio of 0.25%, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 45.3%
	Par ($)	Value ($)
Communications – 4.2%
Media – 0.9%
Comcast Corp.
5.500% 03/15/11	4,500,000	4,526,235
COX Communications, Inc.
6.750% 03/15/11	4,000,000	4,029,244
Media Total		8,555,479
Telecommunications – 3.3%
Cellco Partnership/Verizon Wireless Capital LLC
2.884% 05/20/11 (02/20/11) (a)(b)	1,900,000	1,914,892
3.750% 05/20/11	8,000,000	8,077,240
Deutsche Telekom International Finance
5.375% 03/23/11	1,675,000	1,686,459
Qwest Corp.
7.875% 09/01/11	5,000,000	5,187,500
Telecom Italia Capital SA
5.250% 11/15/13	5,000,000	5,213,665
Telefonica Emisiones SAU
0.616% 02/04/13 (02/04/11) (a)(b)	10,000,000	9,817,030
Telecommunications Total		31,896,786
Communications Total		40,452,265
Consumer Cyclical – 1.0%
Auto Manufacturers – 1.0%
Volkswagen International Finance NV
1.625% 08/12/13 (c)	10,000,000	10,058,100
Auto Manufacturers Total		10,058,100
Consumer Cyclical Total		10,058,100
Consumer Non-Cyclical – 6.4%
Beverages – 3.2%
Anheuser-Busch Companies, Inc.
6.000% 04/15/11	3,500,000	3,535,963
Anheuser-Busch InBev Worldwide, Inc.
1.033% 03/26/13 (03/26/11) (a)(b)	10,000,000	10,093,870
Dr Pepper Snapple Group, Inc.
1.700% 12/21/11	5,460,000	5,507,562
2.350% 12/21/12	3,000,000	3,069,120
PepsiCo, Inc.
0.333% 07/15/11 (04/15/11) (a)(b)	8,750,000	8,753,675
Beverages Total		30,960,190

	Par ($)	Value ($)
Food – 1.1%
Campbell Soup Co.
6.750% 02/15/11	2,000,000	2,005,976
HJ Heinz Finance Co.
6.000% 03/15/12	1,000,000	1,052,074
6.625% 07/15/11	1,000,000	1,026,933
Kraft Foods, Inc.
5.625% 11/01/11	773,000	800,321
Kroger Co.
5.000% 04/15/13	5,000,000	5,378,460
Food Total		10,263,764
Healthcare Services – 0.3%
Mount Sinai Hospital
2.210% 07/01/12	3,000,000	3,046,920
Healthcare Services Total		3,046,920
Pharmaceuticals – 1.8%
Express Scripts, Inc.
5.250% 06/15/12	6,000,000	6,316,542
Novartis Capital Corp.
1.900% 04/24/13	5,300,000	5,410,563
Pfizer, Inc.
4.450% 03/15/12	5,000,000	5,212,940
Pharmaceuticals Total		16,940,045
Consumer Non-Cyclical Total		61,210,919
Energy – 0.6%
Oil & Gas – 0.6%
Premcor Refining Group, Inc.
6.125% 05/01/11	1,000,000	1,011,876
Shell International Finance BV
1.300% 09/22/11	4,000,000	4,025,116
Valero Energy Corp.
6.875% 04/15/12	1,000,000	1,068,942
Oil & Gas Total		6,105,934
Energy Total		6,105,934
Financials – 26.3%
Banks – 19.4%
Bank of Nova Scotia/Houston
0.553% 03/05/12 (03/07/11) (a)(b)	9,250,000	9,265,466
Barclays Bank PLC
1.343% 01/13/14 (04/13/11) (a)(b)	5,000,000	5,028,900
2.375% 01/13/14	3,600,000	3,611,819

See Accompanying Notes to Financial Statements.

CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
BB&T Corp.
3.100% 07/28/11	5,300,000	5,356,403
3.850% 07/27/12	2,100,000	2,182,683
Canadian Imperial Bank of Commerce
1.450% 09/13/13	11,000,000	10,985,920
Citibank N.A.
1.375% 08/10/11 (d)	5,000,000	5,029,535
Citigroup, Inc.
0.427% 03/16/12 (03/16/11) (a)(b)	4,633,000	4,605,888
5.250% 02/27/12	3,500,000	3,650,104
Comerica Bank
0.394% 05/24/11 (02/24/11) (a)(b)	10,000,000	9,996,210
0.434% 08/24/11 (02/24/11) (a)(b)	1,000,000	999,383
Commonwealth Bank of Australia
0.586% 11/04/11 (02/04/11) (a)(b)(c)	6,000,000	6,002,250
Credit Suisse/New York NY
2.200% 01/14/14	5,000,000	5,009,435
Deutsche Bank AG/London
2.375% 01/11/13	3,500,000	3,558,258
Deutsche Bank AG/New York NY
0.953% 01/18/13 (04/18/11) (a)(b)	5,000,000	5,006,775
Fifth Third Bank/Ohio
0.394% 05/17/13 (02/17/11) (a)(b)	5,500,000	5,353,463
Goldman Sachs Group, Inc.
0.466% 02/06/12 (02/07/11) (a)(b)	6,000,000	5,995,860
ING Bank NV
0.933% 01/13/12 (04/13/11) (a)(b)(c)	10,000,000	9,993,320
JPMorgan Chase & Co.
1.053% 09/30/13 (03/30/11) (a)(b)	15,000,000	15,070,530
Morgan Stanley
0.553% 01/09/12 (04/09/11) (a)(b)	6,500,000	6,495,424
Rabobank Nederland NV
2.650% 08/17/12 (c)	2,850,000	2,924,280
Royal Bank of Canada
2.250% 03/15/13	3,000,000	3,092,418
Royal Bank of Scotland Group PLC
0.554% 03/30/12 (02/28/11) (a)(b)(c)	8,000,000	7,995,896
Santander US Debt SA Unipersonal
2.485% 01/18/13 (c)	10,000,000	9,731,920
2.991% 10/07/13 (c)	8,000,000	7,721,792

	Par ($)	Value ($)
State Street Bank & Trust Co.
1.850% 03/15/11 (d)	2,650,000	2,655,289
U.S. Bancorp
2.250% 03/13/12	1,000,000	1,020,591
UBS AG/Stamford CT
1.384% 02/23/12 (02/23/11) (a)(b)	8,000,000	8,068,888
US Bancorp
1.375% 09/13/13	10,000,000	10,015,730
Wachovia Corp.
2.074% 05/01/13 (02/01/11) (a)(b)	5,000,000	5,152,405
Westpac Banking Corp.
2.100% 08/02/13	5,000,000	5,046,245
Banks Total		186,623,080
Diversified Financial Services – 3.6%
American Express Credit Corp.
2.750% 09/15/15	2,265,000	2,224,090
American Express Travel Related Services Co., Inc.
5.250% 11/21/11 (c)	1,900,000	1,958,575
American Honda Finance Corp.
0.473% 03/27/12 (03/28/11) (a)(b)(c)	3,000,000	2,996,808
2.375% 03/18/13 (c)	4,000,000	4,066,772
Credit Suisse USA, Inc.
0.490% 03/02/11 (a)(b)	4,000,000	4,000,708
ERAC USA Finance LLC
2.250% 01/10/14 (c)	5,000,000	5,011,415
General Electric Capital Corp.
0.423% 04/10/12 (04/11/11) (a)(b)	3,305,000	3,302,353
1.153% 01/07/14 (04/07/11) (a)(b)	5,000,000	5,015,800
HSBC Finance Corp.
0.496% 08/09/11 (02/09/11) (a)(b)	850,000	849,409
PACCAR Financial Corp.
1.950% 12/17/12	4,100,000	4,182,336
Principal Life Global Funding I
6.250% 02/15/12 (c)	1,000,000	1,040,025
Diversified Financial Services Total		34,648,291
Insurance – 3.3%
Berkshire Hathaway Finance Corp.
0.633% 01/10/14 (04/10/11) (a)(b)	14,600,000	14,608,453
Hartford Financial Services Group, Inc.
5.250% 10/15/11	1,775,000	1,824,789
Lincoln National Corp.
6.200% 12/15/11	2,000,000	2,089,030

See Accompanying Notes to Financial Statements.

CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Metropolitan Life Global Funding I
0.703% 07/13/11 (04/13/11) (a)(b)(c)	6,400,000	6,405,856
1.053% 01/10/14 (04/10/11) (a)(b)(c)	5,000,000	4,985,565
Prudential Financial, Inc.
5.100% 12/14/11	1,800,000	1,864,483
Insurance Total		31,778,176
Financials Total		253,049,547
Industrials – 2.9%
Aerospace & Defense – 1.6%
Boeing Co.
1.875% 11/20/12	5,000,000	5,091,235
Northrop Grumman Systems Corp.
7.125% 02/15/11	10,000,000	10,022,850
Aerospace & Defense Total		15,114,085
Transportation – 1.3%
CSX Corp.
5.750% 03/15/13	5,000,000	5,440,065
Ryder System, Inc.
5.950% 05/02/11	7,500,000	7,591,027
Transportation Total		13,031,092
Industrials Total		28,145,177
Information Technology – 0.3%
Computers – 0.3%
Hewlett-Packard Co.
4.250% 02/24/12	3,000,000	3,114,387
Computers Total		3,114,387
Information Technology Total		3,114,387
Technology – 0.8%
Office/Business Equipment – 0.8%
Xerox Corp.
5.500% 05/15/12	5,000,000	5,264,980
4.250% 02/15/15	2,000,000	2,105,564
Office/Business Equipment Total		7,370,544
Technology Total		7,370,544
Utilities – 2.8%
Electric – 2.8%
Columbus Southern Power Co.
0.702% 03/16/12 (03/16/11) (a)(b)	4,500,000	4,511,259

	Par ($)	Value ($)
Georgia Power Co.
0.622% 03/15/13 (03/15/11) (a)(b)	10,000,000	10,030,930
Oncor Electric Delivery Co.
6.375% 05/01/12	8,000,000	8,492,168
Southern Co.
5.300% 01/15/12	3,500,000	3,654,900
Electric Total		26,689,257
Utilities Total		26,689,257
Total Corporate Fixed-Income Bonds & Notes (cost of $433,961,343)		436,196,130
Asset-Backed Securities – 21.8%
Ally Auto Receivables Trust
0.710% 02/15/13	4,000,000	3,998,262
1.450% 05/15/14	4,000,000	4,031,712
AmeriCredit Automobile Receivables Trust
0.970% 01/15/13	2,173,974	2,174,693
1.180% 02/06/14	2,750,000	2,756,270
1.220% 10/08/13	7,500,000	7,520,497
AmeriCredit Prime Automobile Receivables Trust
1.400% 11/15/12	892,939	894,275
BMW Vehicle Lease Trust
0.820% 04/15/13	4,100,000	4,096,101
Capital One Multi-Asset Execution Trust
0.602% 10/15/15 (03/15/11) (a)(b)	10,000,000	9,992,751
4.850% 02/18/14	5,000,000	5,044,466
Chrysler Financial Auto Securitization Trust
1.150% 11/08/11	3,499,427	3,503,136
6.250% 05/08/14 (c)	3,135,000	3,269,388
Chrysler Financial Lease Trust
1.780% 06/15/11 (c)	3,401,776	3,404,239
Citibank Credit Card Issuance Trust
1.811% 05/15/14 (02/15/11) (a)(b)	10,000,000	10,174,925
CitiFinancial Auto Issuance Trust
1.830% 11/15/12 (c)	2,496,608	2,503,566
CNH Equipment Trust
5.170% 10/15/14	10,000,000	10,480,235
Discover Card Master Trust
0.911% 09/15/15 (02/15/11) (a)(b)	8,500,000	8,561,289
Ford Credit Auto Lease Trust
0.910% 07/15/13 (c)	6,750,000	6,741,812
1.040% 03/15/13 (c)	5,142,084	5,146,013
Ford Credit Auto Owner Trust
3.960% 04/15/12	872,987	878,800
4.280% 05/15/12	1,456,510	1,466,092
5.150% 11/15/11	32,882	32,941

See Accompanying Notes to Financial Statements.

CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Ford Credit Floorplan Master Owner Trust
1.500% 09/15/15	8,175,000	8,118,467
1.911% 12/15/14 (02/15/11) (a)(b)(c)	10,000,000	10,175,503
Leaf II Receivables Funding LLC
1.700% 08/20/18 (c)	10,851,155	10,669,282
1.700% 12/20/18 (c)	8,000,000	7,787,200
Navistar Financial Corp. Owner Trust
1.470% 10/18/12 (c)	14,000,000	14,052,296
Nissan Auto Lease Trust
1.390% 01/15/16	10,000,000	10,053,400
Santander Drive Auto Receivables Trust
0.950% 08/15/13	7,000,000	7,007,413
1.360% 03/15/13	12,137,163	12,148,993
Silverleaf Finance LLC
5.360% 07/15/22 (c)	2,886,687	2,911,189
TXU Electric Delivery Transition Bond Co. LLC
4.810% 11/17/14	387,499	403,852
USAA Auto Owner Trust
4.280% 10/15/12	370,032	372,218
Volkswagen Auto Lease Trust
0.990% 11/20/13	10,000,000	9,986,548
Volvo Financial Equipment LLC
1.060% 06/15/12 (c)	6,000,000	6,007,620
Wachovia Auto Owner Trust
1.411% 03/20/14 (02/22/11) (a)(b)	8,600,000	8,674,551
Westlake Automobile Receivables Trust
1.750% 12/17/12 (c)	4,200,041	4,202,373
Total Asset-Backed Securities (cost of $209,082,363)		209,242,368
Commercial Mortgage-Backed Securities – 9.8%
Banc of America Commercial Mortgage, Inc.
6.186% 06/11/35	6,211,522	6,408,990
Citigroup Commercial Mortgage Trust
4.755% 05/15/43	4,995,922	5,206,299
First Union National Bank Commercial Mortgage
6.223% 12/12/33	5,032,720	5,146,383
6.141% 02/12/34	4,558,792	4,714,438
GE Capital Commercial Mortgage Corp.
6.269% 12/10/35	9,033,125	9,386,415
JPMorgan Chase Commercial Mortgage Securities Corp.
6.162% 05/12/34	7,100,000	7,376,165
4.767% 03/12/39	5,453,000	5,715,823
5.857% 10/12/35	9,045,049	9,143,808
Morgan Stanley Capital I
5.150% 06/13/41	12,000,000	12,755,384
Morgan Stanley Dean Witter Capital I
6.510% 04/15/34	6,966,350	7,182,160
5.740% 12/15/35	9,634,543	10,003,580

	Par ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust
4.867% 02/15/35	11,000,000	11,520,169
Total Commercial Mortgage-Backed Securities (cost of $95,751,261)		94,559,614
Municipal Bonds – 7.6%
Florida – 1.5%
FL Citizens Property Insurance Corp.
Series 2009 A-1,
5.000% 06/01/12	6,260,000	6,521,167
FL Hurricane Catastrophe Fund Finance Corp.
Series 2007 A,
1.041% 10/15/12 (02/15/11) (a)(b)	8,000,000	7,843,200
Florida Total		14,364,367
Illinois – 2.2%
IL Municipal Electric Agency
Series 2009,
4.160% 02/01/13	750,000	774,840
IL State
Series 2004 B,
5.000% 03/01/13	7,400,000	7,746,542
Series 2010:
2.766% 01/01/12	9,000,000	9,027,990
3.321% 01/01/13	3,500,000	3,517,465
Illinois Total		21,066,837
Kansas – 0.2%
KS Olathe
Diamant Boart, Inc.,
Series 1997 B, LOC: Svenska Handelsbanken
0.630% 03/01/27 (02/03/11) (a)(b)	2,000,000	2,000,000
Kansas Total		2,000,000
Massachusetts – 0.7%
MA Housing Finance Agency
Series 2009 E,
3.390% 09/01/11	2,675,000	2,691,291
MA State
Series 2009 D,
3.000% 07/01/11	4,000,000	4,037,520
Massachusetts Total		6,728,811

See Accompanying Notes to Financial Statements.

CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Mississippi – 0.6%
MS Business Finance Corp.
The Pointe at MSU LLC,
Series 2009, LOC: Midland States Bank, LOC: Federal Home Loan Bank
0.360% 12/01/39 (02/02/11) (a)(b)	6,115,000	6,115,000
Mississippi Total		6,115,000
New York – 0.7%
NY Energy Research & Development Authority
Consolidated Edison Co, Series 2010, AMT,
1.450% 06/01/36 (11/01/12) (a)(b)	4,000,000	3,990,960
NY New York
Series 2010 G-2,
1.650% 03/01/12	3,000,000	3,033,180
New York Total		7,024,140
Texas – 0.4%
TX State
Series 2006 E, SPA: Dexia Credit Local
0.330% 12/01/26 (02/02/11) (a)(b)	3,400,000	3,400,000
Texas Total		3,400,000
Virgin Islands – 0.7%
VI Virgin Islands Public Finance Authority
Series 2009 A2,
3.000% 10/01/11	6,650,000	6,691,962
Virgin Islands Total		6,691,962
Virginia – 0.6%
VA Small Business Financing Authority
Sentara Healthcare, Series 2010,
3.000% 11/01/11	5,755,000	5,856,230
Virginia Total		5,856,230
Total Municipal Bonds (cost of $73,277,266)		73,247,347

Collateralized Mortgage Obligations – 7.1%
	Par ($)	Value ($)
Agency – 4.8%
Federal Home Loan Mortgage Corp. REMICS
3.850% 04/15/17	1,746,342	1,763,976
3.900% 08/15/30	419,472	426,683
4.000% 07/15/28	661,564	668,766
4.500% 02/15/17	374,996	379,942
4.500% 09/15/18	3,884,440	4,004,471
4.500% 08/15/22	1,891,163	1,942,625
4.500% 05/15/29	1,199,862	1,208,256
4.500% 11/15/29	586,432	588,016
4.500% 07/15/34	5,825,800	6,033,398
4.750% 05/15/31	789,968	797,141
5.000% 01/15/18	4,100,848	4,220,458
5.000% 05/15/22	2,621,905	2,708,637
5.000% 11/15/29	460,768	462,137
5.000% 10/15/30	5,930,493	6,084,661
5.000% 02/15/32	7,455,623	7,585,827
5.500% 01/15/22	1,859,571	1,878,689
Federal National Mortgage Association REMICS
4.500% 09/25/16	468,282	477,030
4.500% 07/25/21	854,856	864,995
5.250% 07/25/35	4,260,466	4,391,244
Agency Total		46,486,952
Non-Agency – 2.3%
BCAP LLC Trust
5.000% 11/25/36	5,000,000	5,162,325
Credit Suisse Mortgage Capital Certificates
3.217% 01/27/36 (02/01/11) (a)(b)(c)	2,651,167	2,710,158
5.000% 04/27/37 (02/01/11) (a)(b)(c)	1,123,051	1,125,735
JPMorgan Mortgage Trust
5.500% 04/25/36	104,090	106,078
Morgan Stanley ReREMIC Trust
0.590% 01/26/36 (02/25/11) (a)(b)(c)	9,413,344	9,295,677
RBSSP Resecuritization Trust
0.521% 08/26/36 (02/25/11) (a)(b)(c)	3,813,179	3,691,157
Non-Agency Total		22,091,130
Total Collateralized Mortgage Obligations (cost of $68,725,073)		68,578,082

See Accompanying Notes to Financial Statements.

CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

Government & Agency Obligations – 3.8%
	Par ($)	Value ($)
Foreign Government Obligations – 1.9%
African Development Bank
0.553% 03/23/11 (a)	8,000,000	8,002,008
Russian Federation
3.000% 05/14/11	10,000,000	10,035,000
Foreign Government Obligations Total		18,037,008
U.S. Government Obligations – 1.9%
U.S. Treasury Notes
0.375% 10/31/12	15,000,000	14,967,180
0.875% 03/31/11	3,000,000	3,003,282
U.S. Government Obligations Total		17,970,462
Total Government & Agency Obligations (cost of $36,020,365)		36,007,470
Certificate of Deposit – 1.0%
Deutsche Bank AG/New York NY
0.603% 01/19/12 (04/19/11) (a)(b)	10,000,000	10,008,370
Certificate of Deposit Total (cost of $10,000,000)		10,008,370
Mortgage-Backed Securities – 0.1%
Federal Home Loan Mortgage Corp.
2.552% 02/01/36 (02/01/11) (a)(b)	619,977	650,303
Federal National Mortgage Association
3.201% 03/01/34 (02/01/11) (a)(b)	390,873	408,241
Total Mortgage-Backed Securities (cost of $1,007,408)		1,058,544
Short-Term Obligations – 4.5%
Commercial Paper – 4.5%
BNP Paribas Financial, Inc.
0.180% 02/01/11	2,500,000	2,500,000
Comcast Corp.
0.330% 02/03/11	11,000,000	10,999,798
United Healthcare Co.
0.329% 02/01/11	29,300,000	29,300,000
Commercial Paper Total		42,799,798

	Par ($)	Value ($)
Repurchase Agreement – 0.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 01/31/11, due 02/01/11 at 0.150%, collateralized by a U.S. Government Agency obligation maturing 06/23/15, market value $289,855 (repurchase proceeds $284,001)	284,000	284,000
Repurchase Agreement Total		284,000
Total Short-Term Obligations (cost of $43,083,798)		43,083,798
Total Investments – 101.0% (cost of $970,908,877) (e)		971,981,723
Other Assets & Liabilities, Net – (1.0)%		(9,540,339)
Net Assets – 100.0%		962,441,384

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities, which are not illiquid, amounted to $174,585,782, which represents 18.1% of net assets.

(d)  Security is guaranteed by the Federal Deposit Insurance Corporation.

(e)  Cost for federal income tax purposes is $975,202,533.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

See Accompanying Notes to Financial Statements.

CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$436,196,130	$—	$436,196,130
Total Asset-Backed Securities	—	209,242,368	—	209,242,368
Total Commercial Mortgage-Backed Securities	—	94,559,614	—	94,559,614
Total Municipal Bonds	—	73,247,347	—	73,247,347
Total Collateralized Mortgage Obligations	—	68,578,082	—	68,578,082
Government & Agency Obligations
Foreign Government Obligations	—	18,037,008	—	18,037,008
U.S. Government Obligations	17,970,462	—	—	17,970,462
Total Government & Agency Obligations	17,970,462	18,037,008	—	36,007,470
Total Certificate of Deposit	—	10,008,370	—	10,008,370
Total Mortgage-Backed Securities	—	1,058,544	—	1,058,544
Total Short-Term Obligations	—	43,083,798	—	43,083,798
Total Investments	$17,970,462	$954,011,261	$—	$971,981,723

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six month period ended January 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of July 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2011
Collateralized Mortgage Obligations Non-Agency	$875	$—	$(1,749,999)	$1,749,125	$—	$(1)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounts to $0.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

CMG Ultra Short Term Bond Fund

January 31, 2011 (Unaudited)

At January 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	45.3
Asset-Backed Securities	21.8
Commercial Mortgage-Backed Securities	9.8
Municipal Bonds	7.6
Collateralized Mortgage Obligations	7.1
Government & Agency Obligations	3.8
Certificate of Deposit	1.0
Mortgage-Backed Securities	0.1
96.5
Short-Term Obligations	4.5
Other Assets & Liabilities, Net	(1.0)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

LOC	Letter of Credit

REMICS	Real Estate Mortgage Investment Conduits

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – CMG Ultra Short Term Bond Fund
January 31, 2011 (Unaudited)

		($)
Assets	Investments, at cost	970,908,877
	Investments, at value	971,981,723
	Cash	256,940
	Receivable for:
	Fund shares sold	1,371,268
	Interest	4,298,287
	Foreign tax reclaims	2,673
	Expense reimbursement due from Investment Manager	29,845
	Trustees' deferred compensation plan	24,769
	Total Assets	977,965,505
Liabilities	Payable for:
	Fund shares repurchased	13,435,754
	Distributions	1,825,428
	Investment advisory fee	211,043
	Trustees' fees	3,420
	Audit fee	23,707
	Trustees' deferred compensation plan	24,769
	Total Liabilities	15,524,121
	Net Assets	962,441,384
Net Assets Consist of	Paid-in capital	986,343,548
	Overdistributed net investment income	(13,410,151)
	Accumulated net realized loss	(11,564,859)
	Net unrealized appreciation on investments	1,072,846
	Net Assets	962,441,384
	Shares outstanding	106,426,198
	Net asset value, offering and redemption price per share	$9.04

See Accompanying Notes to Financial Statements.

Statement of Operations – CMG Ultra Short Term Bond Fund
For the Six Months Ended January 31, 2011 (Unaudited)

		($)
Investment Income	Interest	9,416,164
Expenses	Investment advisory fee	1,391,309
	Trustees' fees	32,716
	Other expenses	30,968
	Total Expenses	1,454,993
	Fees waived or expenses reimbursed by Investment Manager	(63,685)
	Net Expenses	1,391,308
	Net Investment Income	8,024,856
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized loss on investments	(2,436,957)
	Net change in unrealized appreciation (depreciation) on investments	3,160,662
	Net Gain	723,705
	Net Increase Resulting from Operations	8,748,561

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – CMG Ultra Short Term Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended January 31, 2011 ($)	Year Ended July 31, 2010 ($)(a)
Operations	Net investment income	8,024,856	13,298,671
	Net realized gain (loss) on investments	(2,436,957)	2,330,056
	Net change in unrealized appreciation (depreciation) on investments	3,160,662	919,831
	Net increase resulting from operations	8,748,561	16,548,558
Distributions to Shareholders	From net investment income	(15,025,015)	(26,132,770)
	Net Capital Stock Transactions	(236,754,919)	876,818,458
	Total increase (decrease) in net assets	(243,031,373)	867,234,246
Net Assets	Beginning of period	1,205,472,757	338,238,511
	End of period	962,441,384	1,205,472,757
	Overdistributed net investment income at end of period	(13,410,151)	(6,409,992)

	Capital Stock Activity
	(Unaudited) Six Months Ended January 31, 2011		Year Ended July 31, 2010 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	36,893,702	335,150,799	185,933,884	1,702,117,609
Distributions reinvested	103,889	943,320	158,671	1,449,757
Redemptions	(63,113,513)	(572,849,038)	(90,475,281)	(826,748,908)
Net increase (decrease)	(26,115,922)	(236,754,919)	95,617,274	876,818,458

(a)  On November 23, 2009, the Predecessor Fund was reorganized into the Fund. The financial information of the Fund's shares includes financial information of the Predecessor Fund's shares.

See Accompanying Notes to Financial Statements.

Financial Highlights – CMG Ultra Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended January 31,		Year Ended July 31,
	2011		2010 (a)		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$9.10		$9.16		$9.29		$9.59	$9.62		$9.67
Income from Investment Operations:
Net investment income (b)	0.07		0.13		0.26		0.43	0.47		0.38
Net realized and unrealized gain (loss) on investments	(0.01)		0.06		(0.07)		(0.30)	(0.03)		(0.02)
Total from investment operations	0.06		0.19		0.19		0.13	0.44		0.36
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.25)		(0.32)		(0.43)	(0.47)		(0.41)
Return of capital	—		—		—		—	—		—	(c)
Total distributions to shareholders	(0.12)		(0.25)		(0.32)		(0.43)	(0.47)		(0.41)
Net Asset Value, End of Period	$9.04		$9.10		$9.16		$9.29	$9.59		$9.62
Total return (d)(e)	0.70	%(f)	2.10	%(g)	2.16%		1.42%	4.62	%(h)	3.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.25	%(i)	0.25%		0.25%		0.25%	0.25%		0.25	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	—		—
Net expenses	0.25	%(i)	0.25%		0.25%		0.25%	0.25%		0.25	%(j)
Waiver/Reimbursement	0.01	%(i)	0.01%		0.04%		0.07%	0.06%		0.07%
Net investment income	1.44	%(i)	1.38%		2.82%		4.58%	4.88%		3.93	%(j)
Portfolio turnover rate	30	%(f)	90%		103%		69%	108%		48%
Net assets, end of period (000s)	$962,441		$1,205,473		$338,239		$96,595	$152,793		$89,863

(a)  On November 23, 2009, CMG Ultra Short Term Bond Fund, a portfolio of Columbia Funds Institutional Trust, was reorganized into a newly formed series of Columbia Funds Series Trust l, which was also named CMG Ultra Short Term Bond Fund.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – CMG Ultra Short Term Bond Fund
January 31, 2011 (Unaudited)

Note 1. Organization

CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional investors investing directly in the Fund, by institutional investors investing in the Fund as an advisory client of Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and by institutional investors investing in the Fund as an advisory client of Bank of America Corporation. Please see the Fund's prospectus for further details, including applicable investment minimums.

Investment Objectives

The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fund Shares

The Trust may issue an unlimited number of shares of beneficial interest which are offered continuously at net asset value.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity date, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

CMG Ultra Short Term Bond Fund, January 31, 2011 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

The Investment Manager provides investment advisory services to the Fund. The Fund's investment advisory fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all accounting fees, legal fees, transfer agent fees, custody fees, expenses of the Chief Compliance Officer, the commitment fee for the line of credit (see Note 6) and miscellaneous expenses of the Fund. The unified fee does not include brokerage fees, taxes, interest, fees and expenses of the independent Trustees (including legal counsel fees), audit fees or extraordinary expenses, if any. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.25% of the Fund's average daily net assets.

Administration Fee

The Investment Manager provides administrative and other services to the Fund under an Administrative Services

CMG Ultra Short Term Bond Fund, January 31, 2011 (Unaudited)

Agreement (the Administrative Agreement), including services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and oversight of the accounting and financial reporting services provided by State Street as discussed in the Pricing and Bookkeeping note below. The Investment Manager does not receive a fee for its services under the Administrative Agreement.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. The pricing and bookkeeping fees for the Fund are paid by the Investment Manager.

Transfer Agent Fee

Columbia Management Investment Services Corp. (the Transfer Agent), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Fund and has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The transfer agent fees for the Fund are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Fee Waivers and Expense Reimbursements

The Investment Manager has contractually agreed to reimburse a portion of the Fund's expenses through November 30, 2011 so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any),after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.25% of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after November 30, 2011.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, is charged its pro-rata share of the expenses associated with the Chief Compliance Officer. The expenses of the Chief Compliance Officer charged to the Fund are payable by the Investment Manager.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $308,099,979 and $492,106,553, respectively, for the six month period ended January 31, 2011, of which $39,840,904 and $67,520,221, respectively, were U.S. Government securities.

Note 5. Shareholder Concentration

As of January 31, 2011, one shareholder account owned 98.2% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's

CMG Ultra Short Term Bond Fund, January 31, 2011 (Unaudited)

registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 14, 2010, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 14, 2010, interest was charged to each participating fund at the same rates. In addition, a commitment fee of 0.15% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended January 31, 2011, the Fund did not borrow under these arrangements.

Note 7. Federal Tax Information

The tax character of distributions paid during the year ended July 31, 2010 was as follows:

Distributions paid from:

Ordinary Income*	$26,132,770

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at January 31, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$2,994,572
Unrealized depreciation	(6,215,382)
Net unrealized depreciation	$(3,220,810)

The following capital loss carryforwards, determined as of July 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012	$29,640
2013	47,961
2014	627,248
2015	685,751
2016	213,699
2017	2,249,159
2018	1,022,769
Total	$4,876,227

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 8 Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the

CMG Ultra Short Term Bond Fund, January 31, 2011 (Unaudited)

creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors, Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have

CMG Ultra Short Term Bond Fund, January 31, 2011 (Unaudited)

made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of CMG Ultra Short Term Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

CMG Ultra Short Term Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1370 A (04/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 23, 2011